Average Annual Total Returns (Vanguard Short-Term Federal Fund Participant:)	Vanguard Short-Term Federal Fund Vanguard Short-Term Federal Fund - Admiral Shares 2/1/2014 - 1/31/2015	Barclays U.S. 1-5 Year Government Bond Index Vanguard Short-Term Federal Fund Vanguard Short-Term Federal Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.27%	1.18%
Five Years	1.75%	1.75%
Ten Years	3.24%	3.12%